SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JUNE 2003

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

06-02    GER    5000     5.2160       6.09	       Weeden & Co.
06-03    " "    4700     5.2149       5.98	       	""
06-04    " "    2000     5.2600       6.10	       	""
06-05    " "     800     5.2700       6.10	       	""
06-06    " "    1000     5.5000	  6.21	       	""
06-09    " "    3000     5.3900       6.15	       	""
06-10    " "    2500     5.3992       6.24	       	""
06-11    " "    3200     5.4850	  6.34	       	""
06-12    " "    2000     5.6190       6.41	       	""
06-13    " "    2500     5.5900       6.32	       	""
06-16    " "    2000     5.6200       6.53	       	""
06-17    " "     800     5.6800       6.56	       	""
06-18    " "    1000     5.7010       6.53	       	""
06-19    " "    1500     5.5900       6.42		     	""
06-20    " "     700     5.5800       6.38	       	""
06-23    " "    1000     5.4950       6.21	       	""
06-24    " "    1500     5.4800       6.24	       	""
06-25    " "     500     5.4540       6.25	       	""
06-26    " "    2000     5.4590       6.26	       	""
06-27    " "    1200     5.5158       6.24	       	""
06-30    " "     500     5.4500       6.25	       	""



The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          7/7/03